Commitments (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Commitments (Details) [Line Items]
Underwriting deferred fee per unit | $ / shares	$ 0.35
Underwriters over-allotment value | $	$ 8,750,000
Forward purchase agreement description	The Company entered into a forward purchase agreement to which Empower Funding LLC (“Empower Funding”), a newly formed Delaware limited liability company which has received commitments from one or more funds affiliated with MidOcean Partners (“MidOcean”), and is an affiliate of the sponsor, will purchase an aggregate of up to 5,000,000 forward purchase units, consisting of one Class A ordinary share and one-third of one warrant to purchase one Class A ordinary share for $10.00 per unit, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of an initial business combination, subject to approval at such time by the MidOcean investment committee.
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Option to purchase | shares	3,750,000